UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  AMENDMENT
                                      to
                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05010
                             THE HUNTINGTON FUNDS
              (Exact name of registrant as specified in charter)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                   (Address of principal executive offices)

      Registrant's telephone number, including area code: 1-800-253-0412

                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                   (Name and address of agent for service)

                                  Copies to:
                           David C. Mahaffey, Esq.
                           Sullivan & Worcester LLP
                             1666 K Street, N.W.
                             Washington, DC 20006

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2004


The following amends and restates in its entirety Item 3 of Form N-CSR filed on March 10, 2005, SEC Accession Number: 0001318148-05-000075.


Item 3.      Audit Committee Financial Expert.
The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee's financial expert is John M. Shary, who is "independent" for purposes of this Item 3 of Form N-CSR.


                                  SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Huntington Funds

By          /s/Charles L. Davis, Jr.
            -------------------------------------------------------------------
            Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date        September 7, 2005
            ____________________________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/Charles L. Davis, Jr.
            -------------------------------------------------------------------
            Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date        September 7, 2005
            ____________________________________


By          /s/Christopher E. Sabato
            -------------------------------------------------------------------
            Christopher E. Sabato, Treasurer and Principal Financial Officer

Date        September 6, 2005
            ____________________________________